RESTRICTED CASH (Details Narrative) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Restricted cash	$ 534,780	$ 534,780	$ 562,410